Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Year-end premises and equipment
Premises and equipment, gross	$ 18,991	$ 18,893
Less: Accumulated depreciation	(7,548)	(6,720)
Premises and equipment, net	11,443	12,173
Land [Member]
Year-end premises and equipment
Premises and equipment, gross	1,758	1,758
Building [Member]
Year-end premises and equipment
Premises and equipment, gross	11,914	11,893
Furniture, fixtures and equipment [Member]
Year-end premises and equipment
Premises and equipment, gross	$ 5,319	$ 5,242